Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	9/16/2013
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$372,068,335.80	0.8268185	$338,177,840.52	0.7515063	$33,890,495.29
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$632,528,335.80	0.4669967	$598,637,840.52	0.4419753	$33,890,495.29

Weighted Avg. Coupon (WAC)	4.61%		4.63%
Weighted Avg. Remaining Maturity (WARM)	38.93		38.13
Pool Receivables Balance	$672,860,286.14		$638,160,164.85
Remaining Number of Receivables	57,078		55,261

Adjusted Pool Balance	$659,822,298.48		$625,931,803.19

III. COLLECTIONS

Principal:
Principal Collections	$33,732,413.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$822,404.75
Total Principal Collections	$34,554,818.02

Interest:
Interest Collections	$2,645,672.25
Late Fees & Other Charges	$61,816.72
Interest on Repurchase Principal	$-
Total Interest Collections	$2,707,488.97

Collection Account Interest	$865.45
Reserve Account Interest	$176.06
Servicer Advances	$-

Total Collections	$37,263,348.50

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	9/16/2013
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$37,263,348.50
Reserve Account Release					$-
Total Available for Distribution					$37,263,348.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$560,716.91		$560,716.91	$560,716.91
Collection Account Interest					$865.45
Late Fees & Other Charges					$61,816.72
Total due to Servicer					$623,399.08

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$223,241.00		$223,241.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$355,433.50		$355,433.50	$355,433.50

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$36,120,871.00

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$33,890,495.29

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$33,890,495.29
Class A-4 Notes				$-
Class A Notes Total:		$33,890,495.29		$33,890,495.29
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$33,890,495.29		$33,890,495.29

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,230,375.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,037,987.66
Beginning Period Amount	$13,037,987.66
Current Period Amortization	$809,626.00
Ending Period Required Amount	$12,228,361.66
Ending Period Amount	$12,228,361.66
Next Distribution Date Amount	$11,451,965.98

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	9/16/2013
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.14%	4.36%	4.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.41%	54,383	97.94%	$625,043,789.66
30 - 60 Days	1.26%	694	1.64%	$10,437,482.54
61 - 90 Days	0.28%	153	0.35%	$2,263,705.03
91 + Days	0.06%	31	0.07%	$415,187.62
		55,261		$638,160,164.85
Total
Delinquent Receivables 61 + days past due	0.33%	184	0.42%	$2,678,892.65
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	169	0.36%	$2,453,350.27
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	178	0.37%	$2,613,165.25
Three-Month Average Delinquency Ratio	0.31%		0.38%

Repossession in Current Period		52		$817,283.95
Repossession Inventory		85		$603,715.57

Charge-Offs
Gross Principal of Charge-Off for Current Period				$967,708.02
Recoveries				$(822,404.75)
Net Charge-offs for Current Period				$145,303.27

Beginning Pool Balance for Current Period				$672,860,286.14

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				0.45%
Net Loss Ratio for 2nd Preceding Collection Period				0.79%
Three-Month Average Net Loss Ratio for Current Period				0.50%

Cumulative Net Losses for All Periods				$6,859,996.59
Cumulative Net Losses as a % of Initial Pool Balance				0.49%

Principal Balance of Extensions				$3,362,217.28
Number of Extensions				201

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